Supplemental Guarantor Information	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Supplemental Guarantor Information
Supplemental Guarantor Information

NOTE 17. SUPPLEMENTAL GUARANTOR INFORMATION

The 2019 Notes, 2020 Notes, and 2022 Notes are fully and unconditionally guaranteed on an unsecured senior basis by the following nineteen subsidiaries (together, the Guarantor Subsidiaries):

• Endo Pharmaceuticals Inc.	• Endo Pharmaceuticals Solutions Inc.

• Endo Pharmaceuticals Valera Inc.	• Ledgemont Royalty Sub LLC

• American Medical Systems Holdings, Inc.	• American Medical Systems, Inc.

• AMS Research Corporation	• Laserscope

• AMS Sales Corporation	• Generics International (US Parent), Inc.

• Generics International (US Midco), Inc.	• Generics International (US Holdco), Inc.
• Generics International (US), Inc.	• Generics Bidco I, LLC

• Generics Bidco II, LLC	• Moores Mill Properties LLC

• Wood Park Properties LLC	• Vintage Pharmaceuticals, LLC

• Quartz Specialty Pharmaceuticals, LLC

Each of the Guarantor Subsidiaries is 100 percent owned by us.

The following supplemental condensed consolidating financial information presents the Condensed Consolidated Balance Sheet as of June 30, 2011, the Condensed Consolidated Statements of Operations for the six months ended June 30, 2011 and 2010 and the Condensed Consolidated Statements of Cash Flows for the six months ended June 30, 2011 and 2010, for the Guarantor Subsidiaries as a group, and separately for our non-Guarantor Subsidiaries as a group.

The condensed consolidating financial statements are presented using the equity method of accounting for its investments in 100% owned subsidiaries. Under the equity method, the investments in subsidiaries are recorded at cost and adjusted for our share of the subsidiaries cumulative results of operations, capital contributions, distributions and other equity changes. The elimination entries principally eliminate investments in subsidiaries and intercompany balances and transactions. The financial information in this footnote should be read in conjunction with the consolidated financial statements presented and other notes related thereto contained in this Quarterly Report on Form 10-Q for the quarter ended June 30, 2011.

CONDENSED CONSOLIDATING BALANCE SHEET (UNAUDITED)

(In thousands)

	As of June 30, 2011
	Endo Pharmaceuticals Holdings Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$39,680	$539,861	$42,328	$—	$621,869
Marketable securities	—	71,003	—	—	71,003
Accounts receivable, net	—	558,656	63,479	31,921	654,056
Inventories, net	—	289,340	22,571	(8,253)	303,658
Prepaid expenses and other current assets	145	24,237	7,473	2,336	34,191
Income taxes receivable	15,846	8,896	8,841	—	33,583
Deferred income taxes	—	165,441	9,833	—	175,274

Total current assets	55,671	1,657,434	154,525	26,004	1,893,634
INTERCOMPANY RECEIVABLES	708,523	6,914,423	6,005	(7,628,951)	—
MARKETABLE SECURITIES	—	21,205	—	—	21,205
PROPERTY, PLANT AND EQUIPMENT, NET	—	244,268	27,565	—	271,833
GOODWILL	—	2,284,345	214,345	(24,021)	2,474,669
OTHER INTANGIBLES, NET	—	2,739,465	98,463	—	2,837,928
INVESTMENT IN SUBSIDIARIES	5,828,082	117,413	—	(5,945,495)	—
OTHER ASSETS	87,894	51,543	4,116	—	143,553

TOTAL ASSETS	$6,680,170	$14,030,096	$505,019	$(13,572,463)	$7,642,822

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Accounts payable	$—	$267,979	$5,993	$(10)	$273,962
Accrued expenses	9,364	526,653	19,051	1,993	557,061
Current portion of long-term debt	352,106	246,847	2,545	—	601,498
Acquisition-related contingent consideration	—	6,330	413	—	6,743

Total current liabilities	361,470	1,047,809	28,002	1,983	1,439,264
INTERCOMPANY PAYABLES	1,015,702	6,538,682	74,567	(7,628,951)	—
DEFERRED INCOME TAXES	5,171	739,312	3,732	—	748,215
ACQUISITION-RELATED CONTINGENT CONSIDERATION	—	2,490	—	—	2,490
LONG-TERM DEBT, LESS CURRENT PORTION, NET	3,425,671	—	3,004	—	3,428,675
OTHER LIABILITIES	—	80,456	10,688	—	91,144
STOCKHOLDERS' EQUITY:
Preferred Stock	—	—	—	—	—
Common Stock	1,377	—	—	—	1,377
Additional paid-in capital	916,146	4,235,100	331,238	(4,566,338)	916,146
Retained earnings	1,474,667	1,388,790	(7,090)	(1,381,700)	1,474,667
Accumulated other comprehensive loss	(1,543)	(2,543)	—	2,543	(1,543)
Treasury stock	(518,491)	—	—	—	(518,491)

Total Endo Pharmaceuticals Holdings Inc. stockholders' equity	1,872,156	5,621,347	324,148	(5,945,495)	1,872,156
Noncontrolling interests	—	—	60,878	—	60,878

Total stockholders' equity	1,872,156	5,621,347	385,026	(5,945,495)	1,933,034

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$6,680,170	$14,030,096	$505,019	$(13,572,463)	$7,642,822

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS (UNAUDITED)

(In thousands)

	For the Six Months Ended June 30, 2011
	Endo Pharmaceuticals Holdings Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
TOTAL REVENUES	$—	$1,103,619	$107,616	$(43,598)	$1,167,637
COSTS AND EXPENSES:
Cost of revenues	—	451,515	60,490	(43,750)	468,255
Selling, general and administrative	34	319,424	18,061	—	337,519
Research and development	—	82,970	—	—	82,970
Acquisition-related items	(7,050)	29,228	1,521	—	23,699

OPERATING INCOME	7,016	220,482	27,544	152	255,194

INTEREST EXPENSE, NET	26,263	18,087	—	—	44,350
LOSS ON EXTINGUISHMENT OF DEBT, NET	8,548	—	—	—	8,548
OTHER EXPENSE (INCOME), NET	—	501	(367)	89	223

(LOSS) INCOME BEFORE INCOME TAX	(27,795)	201,894	27,911	63	202,073

INCOME TAX	(12,288)	77,057	1,394	63	66,226
EQUITY FROM EARNINGS IN SUBSIDIARIES	125,877	1,052	—	(126,929)	—

CONSOLIDATED NET (LOSS) INCOME	110,370	125,889	26,517	(126,929)	135,847

Less: Net income attributable to noncontrolling interests	—	—	25,477	—	25,477

NET (LOSS) INCOME ATTRIBUTABLE TO ENDO PHARMACEUTICALS HOLDINGS INC.	$110,370	$125,889	$1,040	$(126,929)	$110,370

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS (UNAUDITED)

(In thousands)

	For the Six Months Ended June 30, 2010
	Endo Pharmaceuticals Holdings Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
TOTAL REVENUES	$—	$760,936	$—	$—	$760,936
COSTS AND EXPENSES:
Cost of revenues	—	201,289	—	—	201,289
Selling, general and administrative	16	266,570	—	—	266,586
Research and development	—	73,824	—	—	73,824
Impairment of other intangible assets	—	13,000	—	—	13,000
Acquisition-related items	890	5,435	—	—	6,325

OPERATING INCOME	(906)	200,818	—	—	199,912

INTEREST EXPENSE, NET	12,445	7,343	—	—	19,788
OTHER INCOME, NET	—	(420)	—	—	(420)

(LOSS) INCOME BEFORE INCOME TAX	(13,351)	193,895	—	—	180,544

INCOME TAX	(4,376)	73,105	—	—	68,729
EQUITY FROM EARNINGS IN SUBSIDIARIES	120,790	—	—	(120,790)	—

CONSOLIDATED NET (LOSS) INCOME	111,815	120,790	—	(120,790)	111,815

Less: Net income attributable to noncontrolling interests	—	—	—	—	—

NET (LOSS) INCOME ATTRIBUTABLE TO ENDO PHARMACEUTICALS HOLDINGS INC.	$111,815	$120,790	$—	$(120,790)	$111,815

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (UNAUDITED)

(In thousands)

	Six Months Ended June 30, 2011
	Endo Pharmaceuticals Holdings Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities	(50,838)	111,908	153,243	—	214,313

INVESTING ACTIVITIES:
Purchases of property, plant and equipment, net	—	(20,879)	(3,026)	—	(23,905)
Proceeds from sale of property, plant and equipment, net	—	120	461	—	581
Proceeds from sales of available-for-sale securities	—	—	—	—	—
Acquisitions, net of cash acquired	—	(2,243,401)	(99,155)	—	(2,342,556)
Other investments	—	—	—	—	—
Payment on contingent consideration	—	(414)	—	—	(414)
License fees	—	(2,300)	—	—	(2,300)

Net cash (used in) provided by investing activities	—	(2,266,874)	(101,720)	—	(2,368,594)

FINANCING ACTIVITIES:
Capital lease obligations repayments	—	—	—	—	—
Tax benefits of stock awards	—	5,067	—	—	5,067
Exercise of Endo Pharmaceuticals Holdings Inc. stock options	20,328	—	—	—	20,328
Proceeds from issuance of 2019 and 2022 Notes	900,000	—	—	—	900,000
Purchase of common stock	(34,701)	—	—	—	(34,701)
Proceeds from issuance of Term Loans	2,200,000	—	—	—	2,200,000
Principal payments on Term Loan	(400,000)	—	—	—	(400,000)
Payment on AMS Convertible Notes	—	(273,165)	—	—	(273,165)
Deferred financing fees	(81,753)		—	—	(81,753)
Distributions to noncontrolling interests	—	—	(25,813)	—	(25,813)
Buy-out of noncontrolling interests, net of contributions	—	—	(524)	—	(524)
Proceeds from other debt, net	—	—	393	—	393
Intercompany	(2,558,756)	2,558,756	—	—	—

Net cash provided by (used in) financing activities	45,118	2,290,658	(25,944)	—	2,309,832

Effect of foreign exchange rate	—	—	104	—	104
NET INCREASE IN CASH AND CASH EQUIVALENTS	(5,720)	135,692	25,683	—	155,655
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	45,400	404,169	16,645	—	466,214

CASH AND CASH EQUIVALENTS, END OF PERIOD	$39,680	$539,861	$42,328	$—	$621,869

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (UNAUDITED)

(In thousands)

	Six Months Ended June 30, 2010
	Endo Pharmaceuticals Holdings Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
OPERATING ACTIVITIES:
Net cash provided by operating activities	50,172	126,184	—	—	176,356

INVESTING ACTIVITIES:
Purchases of property, plant and equipment, net	—	(6,166)	—	—	(6,166)
Proceeds from sales of available-for-sale securities	—	161,775	—	—	161,775
Other investments	—	(824)	—	—	(824)
License fees	—	—	—	—	—

Net cash provided by investing activities	—	154,785	—	—	154,785

FINANCING ACTIVITIES:
Capital lease obligations repayments	—	(172)	—	—	(172)
Tax benefits of stock awards	—	452	—	—	452
Exercise of Endo Pharmaceuticals Holdings Inc. stock options	2,452	—	—	—	2,452
Purchase of common stock	(50,064)	—	—	—	(50,064)
Proceeds from other debt, net	—	—	—	—	—

Net cash (used in) provided by financing activities	(47,612)	280	—	—	(47,332)

NET INCREASE IN CASH AND CASH EQUIVALENTS	2,560	281,249	—	—	283,809
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	42,586	665,720	156	—	708,462

CASH AND CASH EQUIVALENTS, END OF PERIOD	$45,146	$946,969	$156	$—	$992,271

NOTE 21. SUPPLEMENTAL GUARANTOR INFORMATION

The Senior Notes are fully and unconditionally guaranteed on an unsecured senior basis by the following fourteen subsidiaries (together, the Guarantor Subsidiaries):

• Endo Pharmaceuticals Inc.	• Endo Pharmaceuticals Solutions Inc.

• Endo Pharmaceuticals Valera Inc.	• Ledgemont Royalty Sub LLC

• Generics International (US Parent), Inc.	• Generics International (US Midco), Inc.

• Generics International (US Holdco), Inc.	• Generics International (US), Inc.

• Generics Bidco I, LLC	• Generics Bidco II, LLC

• Quartz Specialty Pharmaceuticals, LLC	• Moores Mill Properties LLC

• Wood Park Properties LLC	• Vintage Pharmaceuticals, LLC

Each of the Guarantor Subsidiaries is 100 percent owned by us.

The following supplemental condensed consolidating financial information presents the Condensed Consolidated Balance Sheets as of December 31, 2010 and 2009, the Condensed Consolidated Statements of Operations for the years ended December 31, 2010, 2009, and 2008 and the Condensed Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009, and 2008, for the Guarantor Subsidiaries as a group, and separately for our non-Guarantor Subsidiaries as a group.

The condensed consolidating financial statements are presented using the equity method of accounting for its investments in 100% owned subsidiaries. Under the equity method, the investments in subsidiaries are recorded at cost and adjusted for our share of the subsidiaries cumulative results of operations, capital contributions, distributions and other equity changes. The elimination entries principally eliminate investments in subsidiaries and intercompany balances and transactions. The financial information in this footnote should be read in conjunction with the consolidated financial statements presented and other notes related thereto contained in this Annual Report on Form 10-K for the year ended December 31, 2010.

CONDENSED CONSOLIDATING BALANCE SHEET

(In thousands)

	As of December 31, 2010
	Endo Pharmaceuticals Holdings Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$45,400	$404,169	$16,645	$—	$466,214
Accounts receivable, net	—	514,566	33,246	(5)	547,807
Inventories, net	—	168,003	10,802	—	178,805
Prepaid expenses and other current assets	—	18,091	4,750	—	22,841
Income taxes receivable	5,858	(8,814)	6,099	—	3,143
Deferred income taxes	—	130,933	9,791	—	140,724

Total current assets	51,258	1,226,948	81,333	(5)	1,359,534
INTERCOMPANY RECEIVABLES	(69,344)	3,013,958	6,866	(2,951,480)	—
MARKETABLE SECURITIES	—	23,509	—	—	23,509
PROPERTY, PLANT AND EQUIPMENT, NET	—	186,109	29,186	—	215,295
GOODWILL	—	561,725	153,280	—	715,005
OTHER INTANGIBLES, NET	—	1,460,295	71,465	—	1,531,760
INVESTMENT IN SUBSIDIARIES	3,302,001	(32)	—	(3,301,969)	—
OTHER ASSETS	—	62,964	4,322	—	67,286

TOTAL ASSETS	$3,283,915	$6,535,476	$346,452	$(6,253,454)	$3,912,389

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Accounts payable	$—	$238,374	$2,740	$—	$241,114
Accrued expenses	1,388	456,063	12,275	(5)	469,721
Current portion of long-term debt	22,500	—	2,493	—	24,993

Total current liabilities	23,888	694,437	17,508	(5)	735,828
INTERCOMPANY PAYABLES	460,776	2,431,113	59,591	(2,951,480)	—
DEFERRED INCOME TAXES	7,472	222,118	(12,256)	—	217,334
ACQUISITION-RELATED CONTINGENT CONSIDERATION	7,050	9,000	—	—	16,050
LONG-TERM DEBT, LESS CURRENT PORTION, NET	1,043,138	—	2,663	—	1,045,801
OTHER LIABILITIES	—	83,553	10,494	—	94,047
STOCKHOLDERS' EQUITY:
Preferred Stock	—	—	—	—	—
Common Stock	1,363	—	—	—	1,363
Additional paid-in capital	860,882	1,833,515	214,844	(2,048,359)	860,882
Retained earnings (deficit)	1,364,297	1,262,901	(8,130)	(1,254,771)	1,364,297
Accumulated other comprehensive income (loss)	(1,161)	(1,161)	—	1,161	(1,161)
Treasury stock	(483,790)	—	—	—	(483,790)

Total Endo Pharmaceuticals Holdings Inc. stockholders' equity	1,741,591	3,095,255	206,714	(3,301,969)	1,741,591
Noncontrolling interests	—	—	61,738	—	61,738

Total stockholders' equity	1,741,591	3,095,255	268,452	(3,301,969)	1,803,329

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$3,283,915	$6,535,476	$346,452	$(6,253,454)	$3,912,389

CONDENSED CONSOLIDATING BALANCE SHEET

(In thousands)

	As of December 31, 2009
	Endo Pharmaceuticals Holdings Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated Total
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$42,586	$665,720	$156	$—	$708,462
Restricted cash	—	1,515	—	—	1,515
Marketable securities	—	25,275	—	—	25,275
Accounts receivable, net	—	323,501	—	—	323,501
Inventories, net	—	84,969	(76)	—	84,893
Prepaid expenses and other current assets	—	17,081	—	—	17,081
Auction-rate securities rights, at fair value	—	15,659	—	—	15,659
Income taxes receivable	—	13,762	—	—	13,762
Deferred income taxes	—	90,433	—	—	90,433

Total current assets	42,586	1,237,915	80	—	1,280,581
INTERCOMPANY RECEIVABLES	10,470	748,459	7,772	(766,701)	—
MARKETABLE SECURITIES	—	211,792	—	—	211,792
PROPERTY, PLANT AND EQUIPMENT, NET	—	47,529	—	—	47,529
GOODWILL	—	302,628	(94)	—	302,534
OTHER INTANGIBLES, NET	—	609,909	—	—	609,909
INVESTMENT IN SUBSIDIARIES	1,912,746	(35)	—	(1,912,711)	—
OTHER ASSETS	—	36,458	—	—	36,458

TOTAL ASSETS	$1,965,802	$3,194,655	$7,758	$(2,679,412)	$2,488,803

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Accounts payable	$—	$176,076	$—	$—	$176,076
Accrued expenses	1,383	285,223	—	—	286,606
Income taxes payable	—	9,491	7	—	9,498

Total current liabilities	1,383	470,790	7	—	472,180
INTERCOMPANY PAYABLES	156,709	602,206	7,786	(766,701)	—
DEFERRED INCOME TAXES	—	49,180	—	—	49,180
ACQUISITION-RELATED CONTINGENT CONSIDERATION	50,020	8,450	—	—	58,470
LONG-TERM DEBT, LESS CURRENT PORTION, NET	260,279	62,255	—	—	322,534
OTHER LIABILITIES	—	89,028	—	—	89,028
STOCKHOLDERS' EQUITY:
Preferred Stock	—	—	—	—	—
Common Stock	1,350	—	—	—	1,350
Additional paid-in capital	817,467	891,886	—	(891,886)	817,467
Retained earnings	1,105,291	1,022,741	(35)	(1,022,706)	1,105,291
Accumulated other comprehensive loss	(1,881)	(1,881)	—	1,881	(1,881)
Treasury stock	(424,816)	—	—	—	(424,816)

Total Endo Pharmaceuticals Holdings Inc. stockholders' equity	1,497,411	1,912,746	(35)	(1,912,711)	1,497,411
Noncontrolling interests	—	—	—	—	—

Total stockholders' equity	1,497,411	1,912,746	(35)	(1,912,711)	1,497,411

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$1,965,802	$3,194,655	$7,758	$(2,679,412)	$2,488,803

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(In thousands)

	For the Year Ended December 31, 2010
	Endo Pharmaceuticals Holdings Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated Total
TOTAL REVENUES	$—	$1,633,328	$102,144	$(19,243)	$1,716,229
COSTS AND EXPENSES:
Cost of revenues	—	470,339	53,661	(19,243)	504,757
Selling, general and administrative	61	530,143	17,401	—	547,605
Research and development	—	144,525	—	—	144,525
Impairment of other intangible assets	—	35,000	—	—	35,000
Acquisition-related items	(42,970)	46,635	15,311	—	18,976

OPERATING INCOME	42,909	406,686	15,771	—	465,366

INTEREST EXPENSE (INCOME), NET	23,953	22,681	(33)	—	46,601
OTHER INCOME, NET	—	(1,427)	(506)	—	(1,933)

INCOME BEFORE INCOME TAX	18,956	385,432	16,310	—	420,698

INCOME TAX (BENEFIT) EXPENSE	(7,985)	145,272	(3,609)	—	133,678
EQUITY FROM EARNINGS (LOSS) IN SUBSIDIARIES	232,065	—	—	(232,065)	—

CONSOLIDATED NET INCOME (LOSS)	259,006	240,160	19,919	(232,065)	287,020

Less: Net income attributable to noncontrolling interests	—	—	28,014	—	28,014

NET INCOME (LOSS) ATTRIBUTABLE TO ENDO PHARMACEUTICALS HOLDINGS INC.	$259,006	$240,160	$(8,095)	$(232,065)	$259,006

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(In thousands)

	For the Year Ended December 31, 2009
	Endo Pharmaceuticals Holdings Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated Total
TOTAL REVENUES	$—	$1,460,841	$—	$—	$1,460,841
COSTS AND EXPENSES:
Cost of revenues	—	375,058	—	—	375,058
Selling, general and administrative	14,415	520,088	20	—	534,523
Research and development	—	185,317	—	—	185,317
Impairment of other intangible assets	—	69,000	—	—	69,000
Acquisition-related items	(122,840)	29,759	—	—	(93,081)

OPERATING INCOME (LOSS)	108,425	281,619	(20)	—	390,024

INTEREST EXPENSE, NET	23,172	14,546	—	—	37,718
OTHER INCOME, NET	—	(3,329)	—	—	(3,329)
GAIN ON EXTINGUISHMENT OF DEBT, NET	—	(4,025)	—	—	(4,025)

INCOME (LOSS) BEFORE INCOME TAX	85,253	274,427	(20)	—	359,660

INCOME TAX	9,600	83,724	—	—	93,324
EQUITY FROM EARNINGS (LOSS) IN SUBSIDIARIES	190,683	(20)	—	(190,663)	—

CONSOLIDATED NET INCOME (LOSS)	266,336	190,683	(20)	(190,663)	266,336

Less: Net income attributable to noncontrolling interests	—	—	—	—	—

NET INCOME (LOSS) ATTRIBUTABLE TO ENDO PHARMACEUTICALS HOLDINGS INC.	$266,336	$190,683	$(20)	$(190,663)	$266,336

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(In thousands)

	For the Year Ended December 31, 2008
	Endo Pharmaceuticals Holdings Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated Total
TOTAL REVENUES	$—	$1,260,536	$—	$—	$1,260,536
COSTS AND EXPENSES:
Cost of revenues	—	267,235	—	—	267,235
Selling, general and administrative	—	488,049	14	—	488,063
Research and development	—	110,211	—	—	110,211
Impairment of other intangible assets	—	8,083	—	—	8,083
Purchased in-process research and development	—	(530)	—	—	(530)

OPERATING INCOME	—	387,488	(14)	—	387,474

INTEREST EXPENSE (INCOME), NET	4,802	(10,908)	(1)	—	(6,107)
OTHER EXPENSE, NET	—	1,753	—	—	1,753

(LOSS) INCOME BEFORE INCOME TAX	(4,802)	396,643	(13)	—	391,828

INCOME TAX	—	136,492	—	—	136,492
EQUITY FROM EARNINGS (LOSS) IN SUBSIDIARIES	260,138	(13)	—	(260,125)	—

CONSOLIDATED NET (LOSS) INCOME	255,336	260,138	(13)	(260,125)	255,336

Less: Net income attributable to noncontrolling interests	—	—	—	—	—

NET (LOSS) INCOME ATTRIBUTABLE TO ENDO PHARMACEUTICALS HOLDINGS INC.	$255,336	$260,138	$(13)	$(260,125)	$255,336

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(In thousands)

	For the Year Ended December 31, 2010
	Endo Pharmaceuticals Holdings Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated Total
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities	15,435	179,754	258,457	—	453,646

INVESTING ACTIVITIES:
Purchases of property and equipment	—	(15,500)	(4,391)	—	(19,891)
Proceeds from sales of trading securities	—	231,125	—	—	231,125
Proceeds from sale of property and equipment	—	356	—	—	356
License fees	—	(400)	—	—	(400)
Acquisitions, net of cash acquired	—	(896,966)	(208,074)	—	(1,105,040)
Other investments	—	(2,473)	—	—	(2,473)

Net cash used in investing activities	—	(683,858)	(212,465)	—	(896,323)

FINANCING ACTIVITIES:
Capital lease obligations repayments	—	(313)	—	—	(313)
Tax benefits of stock awards	—	1,944	—	—	1,944
Deferred financing fees	(13,563)	—	—	—	(13,563)
Exercise of Endo Pharmaceuticals Holdings Inc. Stock Options	20,883	—	—	—	20,883
Principal payments on HealthTronics senior credit facility	—	(40,000)	—	—	(40,000)
Principal payments on Qualitest debt	—	(406,758)	—	—	(406,758)
Principal payments on debt	—	(61,559)	—	—	(61,559)
Net proceeds from issuance of debt	786,576	—	—	—	786,576
Proceeds from other indebtedness, net	—	1,696	—	—	1,696
Purchase of common stock	(58,974)	—	—	—	(58,974)
Distributions to noncontrolling interests	—	—	(28,870)	—	(28,870)
Buy-out of noncontrolling interests, net of contributions	—	—	(633)	—	(633)
Intercompany	(747,543)	747,543	—	—	—

Net cash provided by (used in) financing activities	(12,621)	242,553	(29,503)	—	200,429

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,814	(261,551)	16,489	—	(242,248)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	42,586	665,720	156	—	708,462

CASH AND CASH EQUIVALENTS, END OF PERIOD	$45,400	$404,169	$16,645	$—	$466,214

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(In thousands)

	For the Year Ended December 31, 2009
	Endo Pharmaceuticals Holdings Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated Total
OPERATING ACTIVITIES:
Net cash provided by operating activities	(2)	295,408	—	—	295,406

INVESTING ACTIVITIES:
Purchases of property and equipment	—	(12,415)	—	—	(12,415)
Proceeds from sales of trading securities	—	23,750	—	—	23,750
License fees	—	(4,485)	—	—	(4,485)
Acquisitions, net of cash acquired	—	(250,359)	—	—	(250,359)
Other investments	—	(2,000)	—	—	(2,000)

Net cash (used in) investing activities	—	(245,509)	—	—	(245,509)

FINANCING ACTIVITIES:
Capital lease obligations repayments	—	(250)	—	—	(250)
Tax benefits of stock awards	—	717	—	—	717
Deferred financing fees	—	(5,162)	—	—	(5,162)
Exercise of Endo Pharmaceuticals Holdings Inc. Stock Options	8,037	—	—	—	8,037
Principal payments on debt	—	(120,470)	—	—	(120,470)

Net cash provided by (used in) financing activities	8,037	(125,165)	—	—	(117,128)

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	8,035	(75,266)	—	—	(67,231)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	34,551	740,986	156	—	775,693

CASH AND CASH EQUIVALENTS, END OF PERIOD	$42,586	$665,720	$156	$—	$708,462

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(In thousands)

	For the Year Ended December 31, 2008
	Endo Pharmaceuticals Holdings Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated Total
OPERATING ACTIVITIES:
Net cash provided by operating activities	111,258	244,213	156	—	355,627

INVESTING ACTIVITIES:
Purchases of property and equipment	—	(17,428)	—	—	(17,428)
Purchases of available-for-sale securities	—	(134,211)	—	—	(134,211)
Proceeds from sales of trading securities	—	975	—	—	975
Proceeds from sales of available-for-sale securities	—	447,111	—	—	447,111
Proceeds from sale of property and equipment	—	27	—	—	27
Principal payments on note receivable	—	3,333	—	—	3,333
License fees	—	(85,000)	—	—	(85,000)
Acquisitions, net of cash acquired	—	(15,000)	—	—	(15,000)
Other investments	—	(20,000)	—	—	(20,000)

Net cash provided by investing activities	—	179,807	—	—	179,807

FINANCING ACTIVITIES:
Capital lease obligations repayments	—	(625)	—	—	(625)
Tax sharing payments to Endo Pharma LLC	—	(671)	—	—	(671)
Tax benefits of stock awards	—	307	—	—	307
Exercise of Endo Pharmaceuticals Holdings Inc. Stock Options	2,235	—	—	—	2,235
Net proceeds from issuance of debt	370,740	—	—	—	370,740
Purchase of hedge on convertible senior subordinated notes due 2015	(107,607)	—	—	—	(107,607)
Sale of common stock warrants	50,371	—	—	—	50,371
Purchase of common stock	(424,816)	—	—	—	(424,816)

Net cash used in financing activities	(109,077)	(989)	—	—	(110,066)

NET INCREASE IN CASH AND CASH EQUIVALENTS	2,181	423,031	156	—	425,368
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	32,370	317,955	—	—	350,325

CASH AND CASH EQUIVALENTS, END OF PERIOD	$34,551	$740,986	$156	$—	$775,693